Consolidated Statements of Loss and Other Comprehensive Loss - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2020
Profit or loss [abstract]
Revenue	€ 1,062.8	€ 813.7	[1]	€ 644.4
Own work capitalized	5.5	3.4	[1]	3.0
Other operating income	5.2	5.4	[1]	0.5
Cost of material	(700.3)	(500.2)	[1]	(414.9)
Personnel expense	(163.3)	(89.0)	[1]	(66.5)
Other operating expenses	(481.1)	(234.5)	[1]	(156.8)
Depreciation and amortization	(53.9)	(28.5)	[1]	(24.5)
Impairment loss	254.9	0.6		0.1
Operating result	(580.0)	(30.3)	[1]	(14.8)
Other finance income	36.6	4.8	[1]	0.9
Other finance costs	(21.3)	(9.4)	[1]	(7.9)
Result from investments accounted for at equity	(1.2)	(1.3)	[1]	(0.7)	[2]
Loss before taxes from continuing operations	(565.9)	(36.2)	[1]	(22.6)	[2]
Income tax (expense)/benefit	26.6	(1.6)	[1]	1.9
Loss before taxes from continuing operations	(539.3)	(37.7)	[1]	(20.7)
Loss before taxes from discontinued operations	(26.4)	(8.3)	[1]	(5.0)
Total income/(loss)	(565.7)	(46.0)	[1]	(25.6)
of which attributable to non-controlling interests	0.0	0.0	[1]	(0.9)
of which attributable to the owners of SIGNA Sports United N.V.	€ (565.7)	€ (46.0)	[1]	€ (24.8)
Loss per share - Basic and diluted
Basic loss from continuing operations (in EUR per share)	€ (1.7)	€ (0.2)	[1]	€ (0.1)
Diluted loss from continuing operations (in EUR per share)	(1.7)	(0.2)	[1]	(0.1)
Basic loss attributable to the owners of SIGNA Sports United GmbH (in EUR per share)	(1.8)	(0.2)	[1]	(0.1)
Diluted loss attributable to the owners of SIGNA Sports United GmbH (in EUR per share)	€ (1.8)	€ (0.2)	[1]	€ (0.1)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	€ (5.1)	€ 0.6		€ 0.2
Gain (Loss) from derivative financial instruments	(1.0)	0.5		(0.1)
Other comprehensive income/(loss), net of tax	(6.1)	1.1		0.1
Total comprehensive income/(loss)	(571.8)	(44.9)		(25.5)
of which attributable to non-controlling interests	0.0	0.0		(1.0)
of which attributable to the owners of SIGNA Sports United	€ (571.8)	€ (44.9)		€ (24.6)

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.
[2]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.